JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 93.3%
Australia — 5.4%
Aurizon Holdings Ltd.	56		140
Australia & New Zealand Banking Group Ltd.	25		466
BHP Group Ltd.	40		1,275
Commonwealth Bank of Australia	9		587
CSL Ltd.	5		856
Dexus, REIT	58		420
Goodman Group, REIT	44		730
GPT Group (The), REIT	127		451
Insurance Australia Group Ltd.	43		130
Macquarie Group Ltd.	3		344
National Australia Bank Ltd.	17		337
Newcrest Mining Ltd.	8		118
Rio Tinto Ltd.	18		1,413
Rio Tinto plc	8		580
Santos Ltd.	32		165
Wesfarmers Ltd.	10		357
Westpac Banking Corp.	50		724
Woolworths Group Ltd.	8		191

			9,284

Belgium — 0.6%
Anheuser-Busch InBev SA	3		172
KBC Group NV	9		810

			982

China — 0.6%
BOC Hong Kong Holdings Ltd.	108		415
Prosus NV*	8		644

			1,059

Denmark — 3.0%
Carlsberg A/S, Class B	6		1,006
Genmab A/S*	—	(a)	168
Novo Nordisk A/S, Class B	28		2,811
Orsted A/S(b)	9		962
Vestas Wind Systems A/S	6		169

			5,116

Finland — 0.7%
Kone OYJ, Class B	4		267
Nokia OYJ*	55		327
Nordea Bank Abp	49		580

			1,174

France — 11.0%
Air Liquide SA	10		1,719
Airbus SE*	4		464
Alstom SA	13		429
AXA SA	8		242
BNP Paribas SA	26		1,867
Capgemini SE	7		1,498
Kering SA	1		817
L’Oreal SA	5		2,108
LVMH Moet Hennessy Louis Vuitton SE	4		3,128
Pernod Ricard SA	2		390
Safran SA	6		734
Sanofi	7		702
Societe Generale SA	16		598
TotalEnergies SE	31		1,757
Veolia Environnement SA	39		1,417
Vinci SA	11		1,173

			19,043

Germany — 9.7%
adidas AG	4		1,089
Allianz SE (Registered)	9		2,244
BASF SE	4		328
Bayer AG (Registered)	7		406
Brenntag SE	2		155
Daimler AG	2		171
Deutsche Boerse AG	1		144
Deutsche Post AG (Registered)	21		1,250
Deutsche Telekom AG (Registered)	76		1,442
Infineon Technologies AG	33		1,384
Merck KGaA	3		563
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3		1,047
RWE AG	31		1,324
SAP SE	10		1,280
Siemens AG (Registered)	7		1,170
Volkswagen AG (Preference)	5		1,023
Vonovia SE	22		1,265
Zalando SE*(b)	7		524

			16,809

Hong Kong — 2.2%
AIA Group Ltd.	158		1,645
CK Asset Holdings Ltd.	35		234
CLP Holdings Ltd.	19		185
Hong Kong Exchanges & Clearing Ltd.	16		919
Link, REIT	18		158
Sun Hung Kai Properties Ltd.	14		165
Techtronic Industries Co. Ltd.	12		198
Xinyi Glass Holdings Ltd.	132		350

			3,854

Ireland — 0.6%
CRH plc	6		308
Kingspan Group plc	3		308
Kingspan Group plc	4		420

			1,036

Italy — 0.8%
Enel SpA	58		445
FinecoBank Banca Fineco SpA	44		747
UniCredit SpA	14		218

			1,410

Japan — 22.1%
AGC, Inc.	10		450
Asahi Group Holdings Ltd.	21		874
Asahi Kasei Corp.	63		626
Bridgestone Corp.	21		898
Central Japan Railway Co.	5		617
Daiichi Sankyo Co. Ltd.	26		580
Daikin Industries Ltd.	3		630
Daito Trust Construction Co. Ltd.	4		436
Daiwa House Industry Co. Ltd.	19		563
Dentsu Group, Inc.	22		772
Fast Retailing Co. Ltd.	—	(a)	118
Hitachi Ltd.	22		1,154
Honda Motor Co. Ltd.	32		945
Hoya Corp.	10		1,258
ITOCHU Corp.	22		716
Japan Airlines Co. Ltd.*	16		295
Kao Corp.	10		490
Keyence Corp.	3		1,641

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Konami Holdings Corp.	10		544
Kubota Corp.	28		600
Kyowa Kirin Co. Ltd.	17		424
Mitsubishi Corp.	30		1,029
Mitsubishi Electric Corp.	21		259
Mitsubishi UFJ Financial Group, Inc.	54		330
Mitsui Fudosan Co. Ltd.	23		482
Murata Manufacturing Co. Ltd.	11		827
Nidec Corp.	4		390
Nintendo Co. Ltd.	1		343
NIPPON EXPRESS HOLDINGS, Inc.	7		397
Nippon Steel Corp.	10		165
Nippon Telegraph & Telephone Corp.	30		870
Nitori Holdings Co. Ltd.	4		516
Nomura Research Institute Ltd.	16		564
Ono Pharmaceutical Co. Ltd.	19		461
ORIX Corp.	34		699
Otsuka Corp.	12		475
Rakuten Group, Inc.	22		187
Recruit Holdings Co. Ltd.	15		717
Rohm Co. Ltd.	7		606
Ryohin Keikaku Co. Ltd.	34		488
Seven & i Holdings Co. Ltd.	12		626
Shimadzu Corp.	2		61
Shin-Etsu Chemical Co. Ltd.	6		970
Shionogi & Co. Ltd.	9		496
SoftBank Group Corp.	9		394
Sony Group Corp.	16		1,823
Sumitomo Electric Industries Ltd.	38		500
Sumitomo Metal Mining Co. Ltd.	18		808
Sumitomo Mitsui Financial Group, Inc.	31		1,127
Suzuki Motor Corp.	11		485
T&D Holdings, Inc.	33		491
Takeda Pharmaceutical Co. Ltd.	14		409
Terumo Corp.	13		475
Tokio Marine Holdings, Inc.	20		1,205
Tokyo Electron Ltd.	3		1,272
Toyota Motor Corp.	128		2,536
Yamato Holdings Co. Ltd.	5		111

			38,225

Luxembourg — 0.1%
ArcelorMittal SA	7		202

Netherlands — 5.9%
Adyen NV*(b)	—	(a)	480
Akzo Nobel NV	7		756
ASML Holding NV	5		3,720
Heineken NV	1		121
ING Groep NV	20		290
Koninklijke Ahold Delhaize NV	16		522
Koninklijke DSM NV	3		511
Koninklijke KPN NV	215		711
Koninklijke Philips NV	5		175
NN Group NV	17		962
Shell plc	57		1,474
Wolters Kluwer NV	5		507

			10,229

Singapore — 1.1%
DBS Group Holdings Ltd.	44		1,164
Oversea-Chinese Banking Corp. Ltd.	53		497
United Overseas Bank Ltd.	7		165

			1,826

Spain — 2.9%
Banco Bilbao Vizcaya Argentaria SA	192		1,224
Banco Santander SA	111		390
Endesa SA	36		802
Iberdrola SA	164		1,882
Iberdrola SA*	2		21
Industria de Diseno Textil SA	22		675

			4,994

Sweden — 2.2%
Atlas Copco AB, Class A	16		952
Lundin Energy AB	15		606
SKF AB, Class B	32		699
Svenska Handelsbanken AB, Class A	32		343
Volvo AB, Class B	56		1,256

			3,856

Switzerland — 10.5%
Adecco Group AG (Registered)	1		67
Cie Financiere Richemont SA (Registered)	3		396
Credit Suisse Group AG (Registered)	11		100
Givaudan SA (Registered)	—	(a)	994
Julius Baer Group Ltd.	2		162
Lonza Group AG (Registered)	2		1,426
Nestle SA (Registered)	36		4,684
Novartis AG (Registered)	32		2,741
Roche Holding AG	10		3,842
SGS SA (Registered)	—	(a)	764
Sika AG (Registered)	2		852
UBS Group AG (Registered)	34		633
Zurich Insurance Group AG	3		1,428

			18,089

United Kingdom — 11.9%
3i Group plc	72		1,348
AstraZeneca plc	19		2,216
Barclays plc	438		1,174
Berkeley Group Holdings plc	14		786
BP plc	389		2,014
British American Tobacco plc	14		618
CK Hutchison Holdings Ltd.	27		192
DCC plc	4		346
Diageo plc	40		2,009
GlaxoSmithKline plc	15		344
HSBC Holdings plc	120		858
InterContinental Hotels Group plc*	14		909
Intertek Group plc	2		135
Lloyds Banking Group plc	1,740		1,208
London Stock Exchange Group plc	1		120
Prudential plc	38		635
Reckitt Benckiser Group plc	15		1,195
RELX plc	42		1,300
Standard Chartered plc	130		946
Taylor Wimpey plc	121		249
Tesco plc	220		883
Unilever plc	21		1,082

			20,567

United States — 2.0%
Ferguson plc	4		588
Schneider Electric SE	11		1,912
Stellantis NV	50		965

			3,465

TOTAL COMMON STOCKS (Cost $133,884)			161,220

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	No. of Contracts	Value ($000)
OPTIONS PURCHASED — 1.3%
Put Options Purchased — 1.3%
United States — 1.3%
MSCI EAFE Index 3/18/2022 at USD 2,150.00, European Style Notional Amount: USD 167,128 Counterparty: Exchange-Traded* (Cost $3,145)	752	2,343

	Shares (000)
SHORT-TERM INVESTMENTS — 4.1%
INVESTMENT COMPANIES — 4.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(c)(d) (Cost $7,082)	7,082	7,082

Total Investments — 98.7% (Cost $144,111)		170,645
Other Assets Less Liabilities — 1.3%		2,211

Net Assets — 100.0%		172,856

Percentages indicated are based on net assets.

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	10.0%
Pharmaceuticals	9.4
Insurance	5.9
Semiconductors & Semiconductor Equipment	4.1
Chemicals	4.0
Automobiles	3.6
Oil, Gas & Consumable Fuels	3.5
Textiles, Apparel & Luxury Goods	3.2
Food Products	2.7
Beverages	2.7
Metals & Mining	2.7
Machinery	2.6
Electric Utilities	2.5
Capital Markets	2.2
Personal Products	2.1
Professional Services	2.0
Real Estate Management & Development	1.8
Diversified Telecommunication Services	1.8
IT Services	1.8
Industrial Conglomerates	1.7
Household Durables	1.7
Multi-Utilities	1.6
Electrical Equipment	1.6
Electronic Equipment, Instruments & Components	1.5
Trading Companies & Distributors	1.4
Index Funds	1.4
Food & Staples Retailing	1.3
Building Products	1.3
Health Care Equipment & Supplies	1.1
Equity Real Estate Investment Trusts (REITs)	1.0
Others (each less than 1.0%)	11.6
Short-Term Investments	4.2

Abbreviations

EAFE	Europe, Australasia and Far East
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	40	03/2022	USD	4,470	(101)
SPI 200 Index	26	03/2022	AUD	3,176	(168)

					(269)

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Abbreviations
AUD	Australian Dollar
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

Written Call Options Contracts as of January 31, 2022 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
MSCI EAFE Index	Exchange-Traded	752	USD 167,128	USD 2,370.00	3/18/2022	(432)

Written Put Options Contracts as of January 31, 2022 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
MSCI EAFE Index	Exchange-Traded	752	USD 167,128	USD 1,825.00	3/18/2022	(365)

Total Written Options Contracts (Premiums Received $3,037)						(797)

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$9,284	$—	$9,284
Belgium	—	982	—	982
China	—	1,059	—	1,059
Denmark	—	5,116	—	5,116
Finland	—	1,174	—	1,174
France	—	19,043	—	19,043
Germany	—	16,809	—	16,809
Hong Kong	—	3,854	—	3,854
Ireland	—	1,036	—	1,036
Italy	—	1,410	—	1,410
Japan	—	38,225	—	38,225
Luxembourg	—	202	—	202
Netherlands	711	9,518	—	10,229
Singapore	—	1,826	—	1,826
Spain	—	4,994	—	4,994
Sweden	—	3,856	—	3,856
Switzerland	—	18,089	—	18,089
United Kingdom	—	20,567	—	20,567
United States	—	3,465	—	3,465

Total Common Stocks	711	160,509	—	161,220

Options Purchased
Put Options Purchased	2,343	—	—	2,343
Short-Term Investments
Investment Companies	7,082	—	—	7,082

Total Investments in Securities	$10,136	$160,509	$—	$170,645

Depreciation in Other Financial Instruments
Futures Contracts	$(269)	$—	$—	$(269)
Options Written
Call Options Written	(432)	—	—	(432)
Put Options Written	(365)	—	—	(365)

Total Depreciation in Other Financial Instruments	$(1,066)	$—	$—	$(1,066)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

	For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	$3,536	$25,539	$21,993	$—	$—	$7,082	7,082	$—	(c)	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.
(c)	Amount rounds to less than one thousand.